Cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Cash used in operation Abstract [Abstract]
Disclosure of Cash used in operation Explanatory [Table Text Block]
(a) Cash used in operation

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
N et Loss before income tax	(82,140)	(251,912)
Adjustments for:
Depreciation of property, plant and equipment (Note 16)	—	58
Depreciation of right-of-use assets (Note 16)	3,540	6,697
Credit loss allowances on financial asset (Note 15)	56	1,416
Interest income (Note 17)	(283)	(118)
Interest expense (Note 17)	189	748
Increase in trade receivables	—	(740)
Increase in prepayments, other receivables and other assets	(11,666)	(74,221)
Increase in trade and other payables	27,007	67,919

Cash used in operations	(63,297)	(250,153)